Related Parties - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Related party [Line Items]
Proportion of ownership interests held by non-controlling interests	49.00%
Long-term deposits	$ 23,300					$ 23,300
Percentage of security deposit fee	3.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Total Decommissioning Fund	$ 55,000
Not later than one year [member]
Related party [Line Items]
Commitments Period					$ 15
Later Than Two Years [member]
Related party [Line Items]
Commitments Period				$ 10
Later Than Three Years [member]
Related party [Line Items]
Commitments Period			$ 10
Later than four years and not later than five years [member]
Related party [Line Items]
Commitments Period		$ 10
Gahcho Kue Diamond Mine [Member]
Related party [Line Items]
Proportion of ownership interests held by non-controlling interests	49.00%
Commitments Period	$ 2,482
Proportion of ownership interests held by non-controlling interests	49.00%
Gahcho Kue Diamond Mine [Member] | Not later than one year [member]
Related party [Line Items]
Commitments Period	$ 2,482
Gahcho Kue Diamond Mine [Member] | Later than four years and not later than five years [member]
Related party [Line Items]
Commitments Period	$ 0
De Beers [member]
Related party [Line Items]
Percentage of security deposit fee	0.30%
De Beers [member] | Previously stated [member]
Related party [Line Items]
Percentage of security deposit fee						3.00%